UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

June 30, 2011

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a
restatement.
				  [     ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting
Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  August 15, 2011


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	75
Form 13F Information Table Value Total:	$172,595

List of Other Included Managers:

No. 13F File Number		Name





            FORM
13F











            FORM
13F










 AS OF JUNE 30,
2011






                   FORM 13F














Name of Reporting Manager :
Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of
Class
CUSIP
Fair
Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Numbe
r
Value
Principal

(b)
Share
d

See
Instruc. V







Amount
(a)
Sole
As
Define
d
(c)
Share
d

(a)
Sole
(b)
Shared
(c) None










































in
Instr.
V
Other




ALLIANT TECHSYSTEMS INC CMN
Common
018804
104

2,985,874

41,860
X


Walter
Harrison
X


ABERCROMBIE & FITCH CO.
Common
002896
207

602,280

9,000
X


Walter
Harrison
X


AK STEEL HOLDING CORP
Common
001547
108

1,300,200

82,500
X


Walter
Harrison
X


ALPHA NATURAL RESOURCES, INC
Common
02076X
102

2,980,228

65,586
X


Walter
Harrison
X


ALTRIA GROUP INC CMN
Common
02209S
103

2,234,286

84,600
X


Walter
Harrison
X


AON CORPORATION
Common
037389
103

2,052,000

40,000
X


Walter
Harrison
X


APPLE, INC CMN
Common
037833
100

2,685,360

8,000
X


Walter
Harrison
X


AUGUSTA RESOURCE CORPORATION
Common
050912
203


1,055,615


228,488
X


Walter
Harrison
X


BANK OF AMERICA CORP CMN
Common
060505
104

580,507

52,966
X


Walter
Harrison
X


BANK OF NEW YORK MELLON CORP
Common
064058
100

2,789,249

108,870
X


Walter
Harrison
X


BARRICK GOLD CORPORATION CMN
Common
067901
108

1,132,250

25,000
X


Walter
Harrison
X


BAXTER INTERNATIONAL INC
Common
071813
109

1,492,250

25,000
X


Walter
Harrison
X


BUCYRUS INTERNATIONAL INC CMN
CLASS A
Common
118759
109

758,120

8,271
X


Walter
Harrison
X


CA INC CMN
Common
12673P
105

2,405,052

105,300
X


Walter
Harrison
X


CAPITAL ONE FINANCIAL CORP CMN
Common
14040
H105

2,458,924

47,589
X


Walter
Harrison
X


CIMAREX ENERGY CO CMN
Common
171798
101

28,278,40
1

314,484
X


Walter
Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275
R102

2,369,598

151,800
X


Walter
Harrison
X


COACH INC
Common
189754
104

1,278,600

20,000
X


Walter
Harrison
X


CONSTANT CONTACT INC CMN
Common
210313
102

909,873

35,850
X


Walter
Harrison
X


CVS CAREMARK CORPORATION CMN
Common
126650
100

7,395,744

196,800
X


Walter
Harrison
X


CYBERONICS INC CMN
Common
23251P
102

2,709,026

96,924
X


Walter
Harrison
X


DECKERS OUTDOORS CORP CMN
Common
243537
107

2,065,561

23,435
X


Walter
Harrison
X


DICE HOLDINGS INC
Common
253017
107

632,128

46,755
X


Walter
Harrison
X


DOW CHEMICAL CO CMN
Common
260543
103

1,983,600

55,100
X


Walter
Harrison
X


EBAY INC
Common
278642
103

1,355,340

42,000
X


Walter
Harrison
X


EMC CORPORATION MASS CMN
Common
268648
102

3,829,450

139,000
X


Walter
Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223
R108

4,005,750

49,000
X


Walter
Harrison
X


FOREST CITY ENTERPRISES (CL-A) CMN
CLASS A
Common
345550
107

2,384,159

127,700
X


Walter
Harrison
X


GENERAL MARITIME CORPORATION
Common
Y2693
R101

1,449,900

1,074,000
X


Walter
Harrison
X


GILEAD SCIENCES CMN
Common
375558
103

828,200

20,000
X


Walter
Harrison
X


GOLDCORP INC CMN
Common
380956
409

1,404,657

29,100
X


Walter
Harrison
X


GUESS?, INC CMN
Common
401617
105

1,707,636

40,600
X


Walter
Harrison
X


HALLIBURTON COMPANY CMN
Common
406216
101

1,453,500

28,500
X


Walter
Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233
100

77,184

52,506
X


Walter
Harrison
X


JUNIPER NETWORKS, INC
Common
48203
R104

173,250

5,500
X


Walter
Harrison
X


KKR FINANCIAL HOLDINGS LLC CMN
SERIES  CLASS
Common
48248A
306

1,014,354

103,400
X


Walter
Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P
109

138,648

63,022
X


Walter
Harrison
X


LAS VEGAS SANDS CORP
Common
517834
107

2,764,755

65,500
X


Walter
Harrison
X


LIBERTY MEDIA HLDG CORP CMN SERIES
A INTERACTIVE
Common
53071
M104

1,006,200

60,000
X


Walter
Harrison
X


LRAD CORP CMN
Common
50213V
109

163,200

60,000
X


Walter
Harrison
X


MANNKIND CORPORATION CMN
Common
56400P
201

363,280

95,600
X


Walter
Harrison
X


MBIA INC CMN
Common
55262
C100

892,463

102,700
X


Walter
Harrison
X


MCMORAN EXPLORATION INC
Common
582411
104

3,039,960

164,500
X


Walter
Harrison
X


MEAD JOHNSON NUTRITION CO CMN
CLASS A
Common
582839
106

1,351,000

20,000
X


Walter
Harrison
X


MERCK & CO, INC
Common
58933Y
105

1,588,050

45,000
X


Walter
Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688
105

3,567,371

21,150
X


Walter
Harrison
X


MGM RESORTS INTERNATIONAL
Common
552953
101

660,500

50,000
X


Walter
Harrison
X


MICROSOFT CORPORATION CMN
Common
594918
104

2,216,500

85,250
X


Walter
Harrison
X


NEWELL RUBBERMAID INC
Common
651229
106

284,040

18,000
X


Walter
Harrison
X


NEW YORK COMMUNITY BANCORP INC
CMN
Common
649445
103

975,264

65,061
X


Walter
Harrison
X


NOVELLUS SYSTEMS INC CMN
Common
670008
101

722,800

20,000
X


Walter
Harrison
X


ORACALE CORPORATION CMN
Common
68389X
105

1,981,182

60,200
X


Walter
Harrison
X


PARAMETRIC SOUNDS CORPORATION
CMN
Common
699172
102

212,813

231,319
X


Walter
Harrison
X


PHILLIP MORRIS INTL INC
Common
718172
109

4,600,453

68,900
X


Walter
Harrison
X


PICO HOLDINGS INC CMN
Common
693366
205

1,613,850

55,650
X


Walter
Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787
107

1,567,475

17,500
X


Walter
Harrison
X


PLAINS EXPL & PROD CO
Common
726505
100

2,382,500

62,500
X


Walter
Harrison
X


POTASH CORP. OF SASKATCHEWAN CMN
Common
73755L
107

1,367,760

24,000
X


Walter
Harrison
X


PRICELINE.COM INC
Common
741503
403

1,279,825

2,500
X


Walter
Harrison
X


PULTE HOMES, INC. CMN
Common
745867
101

1,996,962

260,700
X


Walter
Harrison
X


QUALCOMM INC. CMN
Common
747525
103

3,293,820

58,000
X


Walter
Harrison
X


RADIAN GROUP INC. CMN
Common
750236
101

667,706

157,850
X


Walter
Harrison
X


REDWOOD TRUST INC CMN
Common
758075
402

5,517,273

364,899
X


Walter
Harrison
X


RETAIL HOLDRS TRUST MUTUAL FUND
Common
76127
U101

5,540

51
X


Walter
Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624
209

4,444,148

92,164
X


Walter
Harrison
X


TIME WARNER CABLE INC, CMN
Common
88732J
207

2,965,520

38,000
X


Walter
Harrison
X


U.S. BANCORP CMN
Common
902973
304

6,144,874

240,881
X


Walter
Harrison
X


VEECO INSTRUMENTS CMN
Common
922417
100

605,125

12,500
X


Walter
Harrison
X


VERA BRADLEY INC
Common
92335
C106

573,000

15,000
X


Walter
Harrison
X


VISA INC.
Common
92826
C839

1,070,102

12,700
X


Walter
Harrison
X


VODAFONE GROUP PLC SPONSORED ADR
CMN
Common
92857
W209

1,831,656

68,550
X


Walter
Harrison
X


WEATHERFORD INTERNATIONAL LTD
Common
H2701
3103

1,500,000

80,000
X


Walter
Harrison
X


WELLPOINT, INC. CMN
Common
94973V
107

6,388,247

81,100
X


Walter
Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G9665
5108

3,498,461

85,100
X


Walter
Harrison
X


YAHOO INC CMN
Common
984332
106

2,534,992

168,550
X


Walter
Harrison
X














Total Market Value


172,595,4
21












 AS OF MARCH 31, 2011